Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 20,029,552	$ 24,988,171	$ 16,999,437
Operating expenses:
Cost of revenues	(24,084,598)	(27,092,577)	(16,955,555)
Research and development expenses	(1,954,842)	(1,877,907)	(1,038,547)
General and administrative expenses	(15,130,045)	(9,040,589)	(6,053,503)
Selling and marketing expenses	(7,347,777)	(1,646,144)	(1,256,315)
Other income	657,926	187,063	133,899
Other expenses	(2,773,643)	(399,124)	(882,127)
Total operating expenses	(50,632,979)	(39,869,278)	(26,052,148)
Loss from operations	(30,603,427)	(14,881,107)	(9,052,711)
Financial income	3,561,427	2,567,118	180,267
Financial expense	(6,772,719)	(1,931,889)	(4,712,402)
Loss before income tax expense	(33,814,719)	(14,245,878)	(13,584,846)
Income tax expense			(887,648)
Net loss	(33,814,719)	(14,245,878)	(14,472,494)
Net loss attributable to stockholders	(33,814,719)	(14,245,878)	(14,472,494)
Other comprehensive loss
Foreign currency translation adjustments		(336,705)	(7,467,497)
Total comprehensive loss	$ (33,814,719)	$ (14,582,583)	$ (21,939,991)
Net loss per share
Basic weighted-average shares outstanding (in Shares)	50,578,134	44,110,188	34,243,265
Basic loss per share (in Dollars per share)	$ (0.67)	$ (0.32)	$ (0.42)